SUBSEQUENT EVENTS (Details Narrative) - USD ($)					1 Months Ended	6 Months Ended
	Nov. 24, 2025	Oct. 29, 2025	Jun. 05, 2025	May 22, 2025	Feb. 28, 2026	Sep. 30, 2025	Dec. 11, 2025	Nov. 23, 2025	Aug. 19, 2025	Jun. 11, 2025	Mar. 31, 2025	Aug. 31, 2024
Subsequent Event [Line Items]
Preferred stock, shares issued, value						$ 15,308,000
Common stock, shares authorized						50,000,000					50,000,000	50,000,000
Ordinary shares, par value			$ 0.001	$ 0.001		$ 0.001					$ 0.001	$ 0.001
Common stock, shares issued						13,923,611					9,611,111
Common stock, shares outstanding						13,923,611					9,611,111
Subsequent Event [Member]
Subsequent Event [Line Items]
Nasdaq deficiency letter							On December 11, 2025, the Company received a letter from the Listing Qualifications Department of Nasdaq notifying the Company that the closing bid price per share for its ordinary shares was below $1.00 for a period of 30 consecutive business days and that the Company did not meet the minimum bid price requirement set forth in Nasdaq Listing Rule 5550(a)(2). The Nasdaq notification letter does not result in the immediate delisting of the Company’s ordinary shares, and the shares will continue to trade uninterrupted under the symbol “OFAL.”
Subsequent Event [Member] | Proposal One [Member]
Subsequent Event [Line Items]
Common stock, shares authorized, value	$ 320,000							$ 50,000
Common stock, shares authorized	320,000,000							50,000,000
Ordinary shares, par value	$ 0.001							$ 0.001
Subsequent Event [Member] | Reclassifying And Redesigning [Member]
Subsequent Event [Line Items]
Common stock, shares authorized	120,000,000
Common Class A [Member] | Subsequent Event [Member] | Proposal One [Member]
Subsequent Event [Line Items]
Common stock, shares authorized	100,000,000
Ordinary shares, par value	$ 0.001
Common stock, voting rights	one vote per share
Common stock, shares issued	14,223,611
Common stock, shares outstanding	14,223,611
Common Class B [Member] | Subsequent Event [Member] | FNHK Inc [Member]
Subsequent Event [Line Items]
Preferred stock, shares issued					6,666,667
Common Class B [Member] | Subsequent Event [Member] | CP Cowork Limited [Member]
Subsequent Event [Line Items]
Preferred stock, shares issued					6,666,666
Common Class B [Member] | Subsequent Event [Member] | R- OPUS Inc [Member]
Subsequent Event [Line Items]
Preferred stock, shares issued					6,666,667
Common Class B [Member] | Subsequent Event [Member] | Proposal One [Member]
Subsequent Event [Line Items]
Common stock, shares authorized	20,000,000
Ordinary shares, par value	$ 0.001
Common stock, voting rights	25 votes per share
Undesignated [Member] | Subsequent Event [Member] | Proposal One [Member]
Subsequent Event [Line Items]
Common stock, shares authorized	200,000,000
Ordinary shares, par value	$ 0.001
Common stock, shares issued	200,000,000
Common stock, shares outstanding	200,000,000
Preferred Stock [Member] | Series A Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred stock, shares issued, value		$ 50,000,000.0
Issue discount		$ 1,500,000
Dividend rate percentage on preferred stock		12.00%
Preferred Stock [Member] | Series A Preferred Stock [Member] | Subsequent Event [Member] | Proposal Five [Member]
Subsequent Event [Line Items]
Preferred stock, shares issued, value	$ 50,000,000
Preferred stock, shares issued	50,000
Preferred stock par value	$ 0.001
Preferred Stock [Member] | Series A Preferred Stock [Member] | Subsequent Event [Member] | Proposal Five [Member] | Greentree Financial Group Inc [Member]
Subsequent Event [Line Items]
Preferred stock, shares issued, value	$ 18,000,000
Preferred Stock [Member] | Series A Preferred Stock [Member] | Subsequent Event [Member] | Proposal Five [Member] | Tricore Foundation LLC [Member]
Subsequent Event [Line Items]
Preferred stock, shares issued, value	32,000,000
Common Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares issued, value						$ 4,313
Preferred stock, shares issued			562,500	3,750,000		4,312,500
Common Stock [Member] | Common Class B [Member] | Subsequent Event [Member] | Proposal Four [Member]
Subsequent Event [Line Items]
Preferred stock, shares issued, value	$ 20,000.00
Preferred stock, shares issued	20,000,000
OFA Group [Member]
Subsequent Event [Line Items]
Equity ownership percentage									60.00%	100.00%
Next Investment LLC [Member]
Subsequent Event [Line Items]
Equity ownership percentage									40.00%